Stock Compensation - Amended and Restated 1997 Stock Option Plan of Global-Tech - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period	3 years 10 months 6 days	4 years 7 months 6 days	4 years 2 months 1 day
Number of options, Forfeited		5,950	1,250
Exercise price of option		$ 21.26	$ 29.45
Number of options, expired	65,500		82,167
Exercise price of option	$ 30.55		$ 19.22
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	400,000
Stock option plan expiration date	Sep. 17, 2008
Percentage of fair market value of stock granted	110.00%
Number of options, Forfeited		5,950	1,250
Number of options, expired	65,500		82,167
Minimum exercise price of option			$ 19.00
Maximum exercise price of option			$ 25.00
Options granted to directors			65,500
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Exercise price one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option		$ 15.60	$ 25.00
Exercise price of option	$ 30.40
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Exercise price range two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option		$ 30.56	$ 30.56
Exercise price of option	$ 30.56
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Minimum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	10 years
Options exercisable period	10 years
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Maximum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	5 years